Operating Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - Office and Warehouse [Member]	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Operating Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	5.40%	5.40%
One year	$ 69,305	¥ 500,400
Two years	69,305	500,400
Three years	69,305	500,400
Four years	51,978	375,300
Total undiscounted cash flows	259,893	1,876,500
Less: imputed interest	(24,045)	(173,605)
Operating lease liabilities	$ 235,848	¥ 1,702,895